Equity Transactions - Schedule of Warrants Outstanding and Exercisable (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Warrants Outstanding and Exercisable [Line Items]
Warrants outstanding, beginning balance				120,000
Weighted Average Exercise Price, beginning balance (in Dollars per share)				$ 30
Warrants, Issued		14,000,000
Weighted Average Exercise Price, Issued (in Dollars per share)		$ 0.5
Warrants, Exercised	12,656,818
Weighted Average Exercise Price, Exercised (in Dollars per share)	$ 0
Warrants, Expired				120,000
Weighted Average Exercise Price, Expired (in Dollars per share)				$ 30
Warrants exercisable, Ending balance	1,343,182	14,000,000
Weighted Average Exercise Price, Warrants exercisable Ending balance (in Dollars per share)	$ 0	$ 0.5
Warrants outstanding, Ending balance
Weighted Average Exercise Price, Ending balance (in Dollars per share)